LEASES - Right of Use Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
LEASES
Right of use assets	$ 3,492	$ 2,392
Lease liabilities, current	$ 1,221	$ 728
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accrued And Other Liabilities, Current	Accrued And Other Liabilities, Current
Lease liabilities-noncurrent	$ 2,535	$ 1,616
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Total lease liabilities	$ 3,756	$ 2,344